SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Summary of Selected Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

	Overseas art study	Other educational
For the year ended December 31, 2024:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	246,561,735	21,498,427	—	268,060,162
Operating cost and expenses:
Cost of revenues	117,900,852	8,748,249	146,108	126,795,209
Research and development	3,470,286	70,554	162,338	3,703,178
Selling and marketing	91,458,227	8,341,122	93,455	99,892,804
Unallocated corporate expenses*	—	—	—	80,888,058
Total operating cost and expenses	212,829,365	17,159,925	401,901	311,279,249
Other operating income, net	105,978	—	68,953	174,931
Income (Loss) from operations	33,838,348	4,338,502	(332,948)	(43,044,156)
Unallocated other income, net				544,593
Loss before income taxes				(42,499,563)

	Overseas art study	Other educational
For the year ended December 31, 2023:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	201,955,180	19,663,788	—	221,618,968
Operating cost and expenses:
Cost of revenues	96,661,054	10,225,877	74,828	106,961,759
Research and development	3,672,094	114,516	843,270	4,629,880
Selling and marketing	73,182,842	5,437,897	116,753	78,737,492
Unallocated corporate expenses*	—	—	—	72,816,606
Total operating cost and expenses	173,515,990	15,778,290	1,034,851	263,145,737
Other operating income, net	30,865	—	—	30,865
Income (Loss) from operations	28,470,055	3,885,498	(1,034,851)	(41,495,904)
Unallocated other income, net				973,654
Loss before income taxes				(40,522,250)

	Overseas art study	Other educational
For the year ended December 31, 2022:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,833,076	24,657,609	330,189	206,820,874
Operating cost and expenses:
Cost of revenues	92,389,567	11,552,359	373,930	104,315,856
Research and development	5,903,055	—	887,736	6,790,791
Selling and marketing	69,398,473	5,736,053	131,200	75,265,726
Unallocated corporate expenses*	—	—	—	77,051,580
Total operating cost and expenses	167,691,095	17,288,412	1,392,866	263,423,953
Other operating income, net	—	—	16,515	16,515
Income (Loss) from operations	14,141,981	7,369,197	(1,046,162)	(56,586,564)
Unallocated other income, net				2,070,949
Loss before income taxes				(54,515,615)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2022, 2023 and 2024.